10. Shareholders’ Equity (Details 1)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Shareholders Equity Details 1
Stock options outstanding, beginning | shares	3,701,595	3,585,000
Stock options, granted | shares	605,000	1,145,801
Stock options, exercised | shares	(190,984)	(303,644)
Stock options, expired | shares	(497,102)	(725,562)
Stock options outstanding, ending | shares	3,618,509	3,701,595
Stock options exercisable, ending | shares	1,721,287	2,115,762
Stock options, weighted average exercise price, beginning	$ 11.76	$ 14.15
Stock options, weighted average exercise price, granted	13.14	12.04
Stock options, weighted average exercise price, exercised	11.87	10.68
Stock options, weighted average exercise price, expired	16.47	24.41
Stock options, weighted average exercise price, ending	11.34	11.76
Amortized value of options, beginning	14,653,000	21,602,000
Amortized value of options, granted	0	1,873,000
Amortized value of options, exercised	(752,000)	(1,273,000)
Amortized value of options, expired	(4,312,000)	(9,021,000)
Amortized value of options, stock based compensation granted in prior years	6,169,000	1,472,000
Amortized value of options, ending	$ 15,758,000	$ 14,653,000
RSUs outstanding, beginning | shares	125,500	183,250
RSUs, granted | shares	65,000	125,500
RSUs, vested | shares	(62,750)	(183,250)
RSUs, expired | shares	0	0
RSUs outstanding, ending | shares	127,750	125,500
Amortized value of RSUs, beginning	$ 98,000	$ 989,000
Amortized value of RSUs, granted	136,000	98,000
Amortized value of RSUs, vested	(656,000)	(1,832,000)
Amortized value of RSUs, expired	0	0
Amortized value of RSUs, stock based compensation granted in prior years	1,213,000	846,000
Amortized value of RSUs, ending	791,000	98,000
Stock-based compensation, beginning	14,751,000	22,591,000
Stock-based compensation, granted	136,000	1,971,000
Stock-based compensation, exercised or vested	(1,408,000)	(3,108,000)
Stock-based compensation, expired	(4,312,000)	(9,021,000)
Stock-based compensation, stock based compensation granted in prior years	7,382,000	2,318,000
Stock-based compensation, ending	$ 16,549,000	$ 14,751,000